STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Issued	28,893,618
Preferred stock, per share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock voting rights	Each share of Preferred Stock has the voting power of ten (10) shares of Common Stock, and can at any time be converted into five (5), shares of Common Stock. The number of shares of Preferred Stock issued and outstanding during the reporting period(s)		The preferred shares can at any time be converted into shares of Common Stock at a 1:5 basis, and carry a voting-power of an “as if converted” basis multiplied by a factor of two
Number of common stock issued in exchange of cashless exercise, shares				4,139,503
Weighted average exercise price			$ 0.15
Warrants outstanding, aggregate intrinsic value	$ 0		$ 0
Common stock, shares authorized	300,000,000		300,000,000	300,000,000
Preferred stock, shares authorized	50,000,000		50,000,000	50,000,000
Warrants awarded, shares		800,000
Warrant term		5 years
Warrants exercisable		$ 0.20
Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants value		$ 348,637
Refinancing convertible note price		$ 0.436
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrent awarded, shares			800,000	492,030
Warrants value			$ 348,637	$ 190,335
Warrent retired, shares				22,000
Warrent retired				6,763
Warrants exercisable, weighted average remaining contractual life	3 years		3 years 9 months 18 days